Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Apr. 05, 2013 4 1/4% Senior Notes due 2018 Subsequent event	Apr. 05, 2013 5 1/8% Senior Notes due 2020 Subsequent event	Mar. 31, 2013 7 % Senior Notes due 2013	Dec. 31, 2012 7 % Senior Notes due 2013
Long-term debt
Aggregate principal amount	$ 1,200	$ 1,100	$ 500
Term of debt instrument	5 years	7 years
Debt instrument issuance as a percentage of face amount	100.00%	100.00%
Interest rate (as a percent)	4.25%	5.125%	7.00%	7.00%
Percentage of principal amount at which the entity may redeem some or all of the notes at any time	100.00%	100.00%		100.00%
Maximum percentage of the aggregate principal amount of notes with net proceeds of certain equity offerings or capital contributions	35.00%	35.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control	101.00%	101.00%		101.00%